Bank Indebtedness - Disclosure of Detailed Information About Bank Indebtedness Explanatory (Detail) - CAD ($)	Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
Bank overdraft 1	$ 4,710,549	$ 3,460,109		$ 976,779
Total	4,710,549	3,460,109	[1]	976,779
ATB Financial Revolving Operating Facility [Member] | Bank Borrowings [Member]
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
ATB Financial revolving operating facility	4,543,133	$ 3,460,109
Operating Loan Facility [Member] | Bank Borrowings [Member]
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
Operating loan facility				923,461
Bank Overdraft [Member] | Bank Borrowings [Member]
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
Bank overdraft 1	$ 167,416			$ 53,318

[1]	No contractual maturity. Excludes interest charged on facility as detailed in Note 13.